Common Stock and Stockholders' Deficit - Additional Information (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Jul. 02, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized (in shares)		126,700,000			126,700,000		121,000,000	121,000,000
Current liability related to common stock subject to repurchase		$ 800,000			$ 800,000		$ 1,100,000	$ 1,700,000
Unvested shares of common stock subject to repurchase (in shares)		159,167			159,167		223,136	324,500
Liability related to restricted stock subject to repurchase		$ 6,200,000			$ 6,200,000		$ 10,500,000	$ 16,200,000
Stock-based compensation expense		$ 10,592,000		$ 6,163,000	$ 26,971,000	$ 16,210,000	$ 22,608,000	$ 14,081,000
Shares reserved for issuance (in shares)		83,318,000			83,318,000		80,501,000	82,691,000
Options granted, weighted average grant date fair value (in USD per share)					$ 11.54	$ 7.41	$ 7.44	$ 6.71
Options vested (in shares)					3,887,187	3,095,000	4,189,825	2,960,091
Weighted average grant-date fair value of options vested (in USD per share)					$ 6.15	$ 4.94	$ 5.08	$ 3.70
Intrinsic value of options exercised					$ 22,800,000	$ 6,000,000.0	$ 9,800,000	$ 4,400,000
Options granted (in shares)			1,419,375		8,134,000		5,609,000
Unrecognized stock-based compensation expense		$ 128,500,000			$ 128,500,000		$ 65,200,000
Unrecognized stock-based compensation expense, expected period of recognition	4 years				2 years 6 months		2 years 7 months 6 days
Non-employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted (in shares)					6,324
CEO
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted (in shares)					743,184
Unrecognized stock-based compensation expense if performance-based vesting condition had been satisfied		$ 0			$ 0
The 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance (in shares)		2,266,432			2,266,432		4,043,637	7,762,602
Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period							4 years
Stock Options | CEO
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation recognized if performance-based vesting condition had been satisfied					$ 8,500,000
Restricted Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Awards issued during period (in shares)									4,961,279
Vesting period									48 months
Unvested restricted common stock subject to repurchase (in shares)		1,343,680			1,343,680		2,273,919	3,514,239
Stock-based compensation expense		$ 1,100,000		$ 1,100,000	$ 3,400,000	$ 3,400,000	$ 4,600,000	$ 4,600,000